Retirement Benefits – Defined Benefit Obligations (Details) - Schedule of Net Defined Benefit Liability and its Components - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Seniority premium and termination indemnity at retirement (BWM-JAFRA) [Member]
Schedule of Net Defined Benefit Liability and its Components [Line Items]
Balance at January 1	$ 30,148	$ 2,093	$ 1,678
Additions for subsidiaries’ acquisition		23,637
Included in profit or loss:
Past service cost	(1,010)
Current service cost	4,246	2,924	614
Interest cost	3,426	2,095	101
Net (gain) cost of the period	6,662	5,019	715
Included in other comprehensive income:
Remeasurement of defined benefit obligation	11,730	(1,818)	(83)
Others:
Benefits paid	(3,123)	(1,223)	(217)
Others	(958)	2,440
Balance as of December 31	44,459	30,148	2,093
Pension plan [Member]
Schedule of Net Defined Benefit Liability and its Components [Line Items]
Balance at January 1	123,759
Additions for subsidiaries’ acquisition		125,606
Included in profit or loss:
Past service cost	(29,615)
Current service cost	5,605	4,553
Interest cost	10,487	7,367
Net (gain) cost of the period	(13,523)	11,920
Included in other comprehensive income:
Remeasurement of defined benefit obligation	10,630	(13,767)
Others:
Benefits paid	(38,175)
Others
Balance as of December 31	$ 82,691	$ 123,759